Debt (Details) - USD ($)			1 Months Ended				4 Months Ended	12 Months Ended
	Sep. 09, 2021	Mar. 12, 2020	Feb. 28, 2023	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2020	May 15, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Mar. 01, 2021	Apr. 01, 2020	Dec. 31, 2019
Debt Details [Line Items]
Maturity date								Mar. 01, 2025
Debt instrument, convertible conversion price				$ 10.00				$ 10.00
Description of debt								The first two years provide for interest-only payments with principal payment beginning in 2022
Principal amount		$ 50,000,000.0
Net proceeds		43,600,000
Transaction expenses		3,500,000
Prepaid interest		$ 2,900,000
Interest rate				8.00%				8.00%
Royalty payments								$ 24,200,000
Royalty Obligation Fair Value						$ 7,900,000
Cash balance requirement				$ 26,415,000				26,415,000	$ 7,233,000				$ 1,656,000
Interest expense debt								5,000.0	6,100
Amortization of debt issuance costs and discounts								13,065,000	12,459,000
Debt Instrument, Annual Principal Payment				43,100,000				43,100,000	61,300,000
Principal Amount Senior Secured Notes [Member]
Debt Details [Line Items]
Extinguishment of debt amount				18,600,000
Remaining Unamortized Debt Discount Senior Secured Notes [Member]
Debt Details [Line Items]
Extinguishment of debt amount				1,500,000
Carrying Amount of Royalty Obligation [Member]
Debt Details [Line Items]
Extinguishment of debt amount				11,500,000
Reverse Recapitalization [Member]
Debt Details [Line Items]
Cash balance requirement				8,000,000.0				8,000,000.0
Conversion of Senior Secured Note principal and royalty rights for common stock	1,500,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 10,000,000.0
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Note Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	405,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Noteholders From Sponsor [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	135,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Note Holders From Old Clarus Equity Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	270,000
Debt Conversion [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price	$ 10.20
Additional Principal Senior Secured Notes Balance Of Indenture Note To Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued	882,318
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 5,000,000.0
Additional Principal Senior Secured Notes Balance Of Second Indenture Note to Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 3,600,000
Senior Notes [Member]
Debt Details [Line Items]
PIK and Indenture Note Principal				3,600,000				3,600,000
Interest rate											12.50%
Cash balance requirement						$ 10,000,000.0			10,000,000.0
Senior Secured Notes Holders Royality Obligation [Member]
Debt Details [Line Items]
Interest expense debt								2,200,000	2,100,000
Senior Secured Notes [Member]
Debt Details [Line Items]
Interest expense debt								8,900,000	6,800,000
Gain loss on extinguishment of debt				300,000
Long term carrying amount				42,300,000				42,300,000
Amortization of debt issuance costs and discounts								2,700,000	2,200,000
Debt Instrument, Annual Principal Payment				43,125,000				$ 43,125,000	$ 50,000,000
Minimum [Member]
Debt Details [Line Items]
Royalty on net sale								0.56%
Maximum [Member]
Debt Details [Line Items]
Royalty on net sale								1.67%
Convertible Notes Payable [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued								8,529,846
Convertible Debt				0				$ 0
PIK Note [Member]
Debt Details [Line Items]
Borrowings amount							$ 3,100,000
PIK and Indenture Note Principal				$ 8,100,000				$ 8,100,000
Interest rate				14.50%				14.50%		14.50%
Accrued and unpaid interest			$ 3,100,000
Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount					$ 5,000,000.0
Interest rate				14.50%				14.50%
Paycheck Protection Program Loan [Member]
Debt Details [Line Items]
Unsecured loan												$ 500,000
Convertible Debt [Member]
Debt Details [Line Items]
Borrowings amount								$ 82,300,000
Second Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount								$ 3,600,000
Interest rate				14.50%				14.50%
Series D Preferred Stock [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price									$ 4.50
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Principal and Accrued Interest Of Convertible Notes [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued								747,451
Debt Conversion portion of debt converted								$ 3,400,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Principal Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted								2,600,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Accrued Interest Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted								$ 800,000